Fees Summary	Jan. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 728,000
Previously Paid Amount	0.00
Total Fee Amount	111.46
Total Offset Amount	0.00
Net Fee	111.46
Narrative - Max Aggregate Offering Price	$ 728,000
Final Prospectus	true